Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2018
Entity Registrant Name	dei_EntityRegistrantName	NORTHERN LIGHTS FUND TRUST III
Entity Central Index Key	dei_EntityCentralIndexKey	0001537140
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlft
Document Creation Date	dei_DocumentCreationDate	Apr. 25, 2019
Document Effective Date	dei_DocumentEffectiveDate	Apr. 25, 2019
Prospectus Date	rr_ProspectusDate	Apr. 25, 2019
HCM Tactical Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY – HCM TACTICAL GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the HCM Tactical Growth Fund (the “Fund”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 25, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended June 30, 2018, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective through investments in: (i) domestic equity securities of any market capitalization; (ii) other investment companies (mutual funds (including mutual funds that use leverage), closed-end funds and ETFs); and (iii) cash and cash equivalents and put options.

The Fund’s investment adviser uses the HCM – BuyLine® (“Buy Line”), its proprietary quantitative investment model, to determine when the Fund should be in or out of the market. The BuyLine uses trend analysis to help identify the broad trend in the equity market. When the trend is down, the Adviser (as defined below) starts to reduce the Fund’s exposure to equities, and, when the trend is up, the Adviser increases the Fund’s exposure to equities. The Adviser uses its discretion to determine how much the Fund will be in or out of the market based on the strength of the trend identified by the BuyLine. When the Fund is out of the market, it will invest in cash and cash equivalents and/or put options to hedge the portfolio’s equity securities and to reduce volatility. Put options generally have an inverse relationship to the underlying security on which the option is held. When the Fund is in the market, it will invest in equity securities. The Fund may be invested from 0-100% in cash and cash equivalents and/or put options and 0-100% in equities depending on the strength of the trend identified by the BuyLine.

When the Fund is in the market, the Fund’s portfolio will be comprised of equities of companies whose earnings are growing, while the remaining portion of the Fund’s portfolio will be invested in investment companies. These investment companies will invest in equity securities of companies in sectors selected by the Adviser’s proprietary quantitative model, which indicates which sectors are outperforming other sectors at any given time based on the Adviser’s proprietary strength criteria.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value (“NAV”) and performance.

• Cash and Cash Equivalents Risk: When the Fund is out of the market and invests in cash and cash equivalents, there is a risk that the market will begin to rise rapidly, and the Fund will not be able to reinvest its cash positions into areas of the advancing market quickly enough to capture the initial returns of changing market conditions.

• Equity Securities Risk: The NAV of the Fund will fluctuate based on changes in the value of the equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Investment Model Risk: Like all quantitative analysis, the Adviser’s investment model carries a risk that the mathematical model used might be based on one or more incorrect assumptions. No assurance can be given that the Fund will be successful under all or any market conditions.

• Leverage Risk: The mutual funds in which the Fund may invest may use leverage. Using leverage can magnify a mutual fund’s potential for gain or loss and therefore, amplify the effects of market volatility on a mutual fund’s share price.

• Management Risk: The Adviser’s reliance on its strategy and judgments about the attractiveness, value and potential appreciation of particular securities and the tactical allocation among the Fund’s investments may prove to be incorrect and may not produce the desired results.

• Market Risk: Overall equity and fixed income securities market risks affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets.

• Options Risk: When the Fund purchases a put option on a security or index it may lose the entire premium paid if the underlying security or index does not decrease in value. The Fund is also exposed to default by the option writer who may be unwilling or unable to perform its contractual obligations to the Fund.

• Sector Risk: The Fund may be subject to the risk that its assets are invested in a particular sector or group of sectors in the economy and as a result, the value of the Fund may be adversely impacted by events or developments in a sector or group of sectors.

• Small and Medium Capitalization Stock Risk: The price of small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than larger, more established companies or the market averages in general.

• Turnover Risk: A higher portfolio turnover will result in higher transactional and brokerage costs and may result in higher taxes when Fund shares are held in a taxable account.

• Underlying Funds Risk: ETFs and mutual funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in other investment companies and may be higher than other mutual funds that invest directly in securities. The market value of ETFs and mutual fund shares may differ from their NAV. Each investment company and ETF is subject to specific risks, depending on the nature of the fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table show the variability of the Fund's returns over time, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.howardcmfunds.com or by calling 1-855-969-8464.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table show the variability of the Fund's returns over time, which is some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-969-8464
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.howardcmfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class I Performance Bar Chart For Calendar Years Ended December 31 (Returns do not reflect sales loads and would be lower if they did)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales loads and would be lower if they did
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	9/30/18	10.42%
Worst Quarter:	12/31/18	(22.05)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2018
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.42%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.05%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2018)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

HCM Tactical Growth Fund | S&P 500 TR Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(4.38%)	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	7.81%	[1]
HCM Tactical Growth Fund | HFRX Equity Hedge Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(9.42%)	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	(0.41%)	[2]
HCM Tactical Growth Fund | Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HCMIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.17%	[3]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.30%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.58%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.30%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 216
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	667
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,144
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,462
Annual Return 2015	rr_AnnualReturn2015	(2.43%)
Annual Return 2016	rr_AnnualReturn2016	10.53%
Annual Return 2017	rr_AnnualReturn2017	33.20%
Annual Return 2018	rr_AnnualReturn2018	(6.76%)
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	(6.76%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 30, 2014
HCM Tactical Growth Fund | Class I Shares | Return after taxes on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(7.93%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.42%
HCM Tactical Growth Fund | Class I Shares | Return after taxes on distributions and sale of Fund shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(3.37%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.46%
HCM Dividend Sector Plus Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY – HCM DIVIDEND SECTOR PLUS FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the HCM Dividend Sector Plus Fund (the “Fund”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended June 30, 2018, the Fund’s portfolio turnover rate was 127% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	127.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective through investments in: (i) dividend paying equity securities of companies included in the S&P 500; (ii) “plus” other investment companies (mutual funds, closed-end funds and ETFs), including investment companies that use leverage; and (iii) cash and cash equivalents and put options. Unlike typical dividend funds, the Fund may use leverage through investment companies that use leverage and may also leverage up to 33 1/3% of the Fund’s net assets using a line of credit to purchase equities.

The Fund’s investment adviser seeks to invest in companies in the S&P 500 TR Index of any market capitalization that are paying the highest dividend yields in each of the 10 major S&P 500 industry sectors.

The Fund’s investment adviser uses the HCM – BuyLine® (“Buyline”), its proprietary quantitative investment model, to determine when the Fund should be in or out of the market. The BuyLine uses trend analysis to help identify the broad trend in the equity market. When the trend is down, the Adviser (as defined below) starts to reduce the Fund’s exposure to equities, and, when the trend is up, the Adviser increases the Fund’s exposure to equities. When the Fund is out of the market, it will invest in cash and cash equivalents and/or put options. Put options generally have an inverse relationship to the underlying security on which the option is held. When the Fund is in the market, it will invest in equity securities.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program and you should consider it just one part of your total investment program. Many factors affect the Fund’s net asset value (“NAV”) and performance.

• Cash and Cash Equivalents Risk: When the Fund is out of the market and invests in cash and cash equivalents, there is a risk that the market will begin to rise rapidly, and the Fund will not be able to reinvest its cash positions into areas of the advancing market quickly enough to capture the initial returns of changing market conditions.

• Equity Securities Risk: The NAV of the Fund will fluctuate based on changes in the value of the equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Investment Model Risk: Like all quantitative analysis, the Adviser’s investment model carries a risk that the mathematical model used might be based on one or more incorrect assumptions. No assurance can be given that the Fund will be successful under all or any market conditions.

• Leverage Risk: The Fund may use leverage including through use of a line of credit through a bank. Using leverage can magnify a mutual fund’s potential for gain or loss and therefore, amplify the effects of market volatility on a mutual fund’s share price.

• Management Risk: The Adviser’s reliance on its strategy and judgments about the attractiveness, value and potential appreciation of particular securities and the tactical allocation among the Fund’s investments may prove to be incorrect and may not produce the desired results.

• Market Risk: Overall equity market risks affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets.

• Options Risk: When the Fund purchases a put option on a security or index it may lose the entire premium paid if the underlying security or index does not decrease in value. The Fund is also exposed to default by the option writer who may be unwilling or unable to perform its contractual obligations to the Fund.

• Sector Risk: The Fund may be subject to the risk that its assets are invested in a particular sector or group of sectors in the economy and as a result, the value of the Fund may be adversely impacted by events or developments in a sector or group of sectors.

• Small and Medium Capitalization Stock Risk: The price of small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than larger, more established companies or the market averages in general.

• Turnover Risk: A higher portfolio turnover will result in higher transactional and brokerage costs and may result in higher taxes when Fund shares are held in a taxable account.

• Underlying Funds Risk: ETFs and mutual funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in other investment companies and may be higher than other mutual funds that invest directly in securities. The market value of ETFs and mutual fund shares may differ from their NAV. Each investment company and ETF is subject to specific risks, depending on the nature of the fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table show the variability of the Fund's returns over time, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.howardcmfunds.com or by calling 1-855-969-8464.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table show the variability of the Fund's returns over time, which is some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-969-8464
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.howardcmfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class I Performance Bar Chart For Calendar Years Ended December 31 (Returns do not reflect sales loads and would be lower if they did)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales loads and would be lower if they did
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	12/31/16	10.24%
Worst Quarter:	12/31/18	(16.31)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.31%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2018)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for the share classes which are not presented will vary from the after-tax returns of Class I shares.

HCM Dividend Sector Plus Fund | S&P 500 TR Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(4.38%)	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	7.75%	[1]
HCM Dividend Sector Plus Fund | Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HCMQX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.45%
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	0.59%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[5]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.30%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 233
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	718
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,230
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,636
Annual Return 2016	rr_AnnualReturn2016	32.04%
Annual Return 2017	rr_AnnualReturn2017	19.09%
Annual Return 2018	rr_AnnualReturn2018	(13.69%)
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	(13.69%)
Since Inception	rr_AverageAnnualReturnSinceInception	8.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 11, 2015
HCM Dividend Sector Plus Fund | Class I Shares | Return after taxes on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(16.39%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.90%
HCM Dividend Sector Plus Fund | Class I Shares | Return after taxes on distributions and sale of Fund shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(6.61%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.08%

[1]	The S&P 500 TR Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index or benchmark.
[2]	The HFRX Equity Hedge Index is an unmanaged index designed to measure daily performance representative of long-short equity hedge funds. Indices are adjusted for the reinvestment of capital gains and income dividends. Investors cannot invest directly in an index.
[3]	The Adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until April 25, 2020 so that the total annual operating expenses After Fee Waiver and Reimbursement (excluding: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iii) borrowing costs (such as interest and dividend expense on securities sold short); (iv) taxes; and (v) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) will not exceed 1.74% of average daily net assets attributable to Class I shares.
[4]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange traded funds ("ETFs").
[5]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including ETFs.